Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
OTHER ASSETS	OTHER ASSETS

	As of December 31,
	2022	2021
Non-financial assets

Temporary payments for commodity tax	$13,034	$10,839
Input tax from business tax	6,143	5,589
Prepayments for property, plant and equipment	5,393	595
Prepaid expenses	5,104	2,404
Prepayments to suppliers	2,239	2,164
Intangible assets	883	1,358
Current tax assets	42	31
Others	109	203
	32,947	23,183

Financial assets

Refundable deposits	3,518	3,745
Time deposits with original maturities more than three months	—	28,511
Restricted demand deposits	1,692	1,011
Restricted time deposits	3,457	222
Others	807	877
	9,474	34,366

	$42,421	$57,549

Current	$30,961	$50,839
Non-current	11,460	6,710
	$42,421	$57,549

Interest rates
Time deposits with original maturities of more than three months	—	0.14%-2.35%
Restricted time deposits	0.32%-1.46%	0.13%-0.83%
The following assets were provided as collaterals:

	As of December 31,
	2022	2021
Demand deposits pledged for bank loans	$1,692	$1,011
Time deposits pledged for government grants	201	222
Time deposits pledged for litigation*	3,256	—
	$5,149	$1,233
*On April 1, 2022, the Company initiated a litigation to claim compensation resulting from trade secret infringement in Taiwan district court. The Company lodged a security bond in the amount of NT$100,000 thousand (approximately $3,256 thousand) at the court's lodge office to enforce the provisional attachment order associated with the said litigation against some of the defendants as security for any potential damages claimed due to a false provisional attachment, if any. The case is currently undergoing proceedings in the district court, the said provisional attachment remains valid.